Financial Instruments (Details 2) - CLP ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Financial assets
Other financial assets		$ 26,070,548		$ 12,642,387
Cash and cash equivalents		319,014,050		170,044,602		$ 134,033,183	$ 192,554,239
Trade and other current receivables (net)		324,065,462		290,187,993
Account receivable from to related companies		3,239,706		6,069,235
Total financial assets		672,389,766		478,944,217
Financial liabilities
Total financial liabilities measured at amortized cost		349,083,644	[1]	236,421,786	[1]	168,118,198
Account payable- trade and other payable		303,392,581		282,223,336
Accounts payable to related entities		6,936,910		10,069,043
Total Financial liabilities		386,347,952		263,261,589		$ 160,489,567
Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost		4,997,124		10,416,675
Account payable- trade and other payable		0		0
Accounts payable to related entities		0		0
Total Financial liabilities		4,997,124		10,416,675
Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		1,351,530		1,840,188
Account payable- trade and other payable		0		0
Accounts payable to related entities		0		0
Total Financial liabilities		1,351,530		1,840,188
Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost		284,603,589		202,336,527
Account payable- trade and other payable		303,392,581		282,223,336
Accounts payable to related entities		6,936,910		10,069,043
Total Financial liabilities	[2]	290,952,243		214,593,390
Bank borrowings [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		113,360,982		98,510,577
Bank borrowings [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost		0		0
Bank borrowings [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		0		0
Bank borrowings [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost		113,360,982		98,510,577
Bond payable [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		139,362,478		72,782,747
Bond payable [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost		0		0
Bond payable [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		0		0
Bond payable [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost		139,362,478		72,782,747
Financial leases obligations [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		17,912,134		17,814,875
Financial leases obligations [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost		0		0
Financial leases obligations [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		0		0
Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost		17,912,134		17,814,875
Deposits for return of bottles and containers [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		13,967,995		13,228,328
Deposits for return of bottles and containers [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost		0		0
Deposits for return of bottles and containers [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		0		0
Deposits for return of bottles and containers [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost		13,967,995		13,228,328
Derivative financial instruments [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		4,997,124		10,416,675
Derivative financial instruments [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost		4,997,124		10,416,675
Derivative financial instruments [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		0		0
Derivative financial instruments [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost		0		0
Derivative hedge liabilities [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		1,351,530		1,840,188
Derivative hedge liabilities [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost		0		0
Derivative hedge liabilities [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		1,351,530		1,840,188
Derivative hedge liabilities [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost		0		0
Derivative financial instruments [Member]
Financial assets
Other financial assets		11,522,482		3,158,391
Market securities and investments in other companies [Member]
Financial assets
Other financial assets		11,010,433		7,565,805
Derivative hedge assets [Member]
Financial assets
Other financial assets		3,537,633		1,918,191
Fair value with changes in income [member]
Financial assets
Other financial assets		22,532,915		10,724,196
Cash and cash equivalents		0		0
Trade and other current receivables (net)		0		0
Account receivable from to related companies		0		0
Total financial assets		22,532,915		10,724,196
Fair value with changes in income [member] | Derivative financial instruments [Member]
Financial assets
Other financial assets		11,522,482		3,158,391
Fair value with changes in income [member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets		11,010,433		7,565,805
Fair value with changes in income [member] | Derivative hedge assets [Member]
Financial assets
Other financial assets		0		0
Financial Assets Measured At Amortized Cost [Member]
Financial assets
Other financial assets		0		0
Cash and cash equivalents		319,014,050		170,044,602
Trade and other current receivables (net)		324,065,462		290,187,993
Account receivable from to related companies		3,239,706		6,069,235
Total financial assets		646,319,218		466,301,830
Financial Assets Measured At Amortized Cost [Member] | Derivative financial instruments [Member]
Financial assets
Other financial assets		0		0
Financial Assets Measured At Amortized Cost [Member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets		0		0
Financial Assets Measured At Amortized Cost [Member] | Derivative hedge assets [Member]
Financial assets
Other financial assets		0		0
Hedge derivatives [Member]
Financial assets
Other financial assets		3,537,633		1,918,191
Cash and cash equivalents		0		0
Trade and other current receivables (net)		0		0
Account receivable from to related companies		0		0
Total financial assets		3,537,633		1,918,191
Hedge derivatives [Member] | Derivative financial instruments [Member]
Financial assets
Other financial assets		0		0
Hedge derivatives [Member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets		0		0
Hedge derivatives [Member] | Derivative hedge assets [Member]
Financial assets
Other financial assets		$ 3,537,633		$ 1,918,191

[1]	See Note 21 - Other financial liabilities.
[2]	View current and non-current book value in Note 7 – Financial Instruments.